Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This is required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K.
The following table shows the total compensation for the Company’s President who acts as our Principal Executive Officer (“PEO”) and our other Named Executive Officers as set forth in the Summary Compensation Table, the compensation “actually paid” (“CAP”) to the NEOs, the Company’s total shareholder return (“TSR”), and our net income (loss) for the fiscal years ended September 30, 2025, 2024, and 2023:

Fiscal Year	Summary Compensation Table Total For PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(4)	Average Summary Compensation Table Total for Non- PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on TSR ($)(3)	Net Income ($)
2025	957,849	950,000	490,919	483,333	70.85	15,661,000
2024	959,319	950,000	491,281	483,333	153.61	14,558,000
2023	959,319	950,000	491,792	483,333	144.48	14,666,000

(1)	For fiscal years 2023, 2024 and 2025, the Company’s PEO was Mr. Marc Elliott.
(2)	For fiscal years 2023, 2024 and 2025, the Company’s Non-PEO NEOs were Messrs. EJ Elliott, Dennis Hunt, and Eric Mellen.
(3)
TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(4)	SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance Table above.

Named Executive Officers, Footnote	For fiscal years 2023, 2024 and 2025, the Company’s Non-PEO NEOs were Messrs. EJ Elliott, Dennis Hunt, and Eric Mellen.
PEO Total Compensation Amount	$ 957,849	$ 959,319	$ 959,319
PEO Actually Paid Compensation Amount	950,000	950,000	950,000
Non-PEO NEO Average Total Compensation Amount	490,919	491,281	491,792
Non-PEO NEO Average Compensation Actually Paid Amount	483,333	483,333	483,333
Total Shareholder Return Amount	70.85	153.61	144.48
Net Income (Loss)	15,661,000	$ 14,558,000	$ 14,666,000
Equity Awards (from Summary Compensation Table)	$ 0
PEO
Pay vs Performance Disclosure
PEO Name	Mr. Marc Elliott